CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash dividends declared per share	$ 0.20	$ 0.16	$ 0.16
Allocation of ESOP shares	48,638	48,638	48,638